Net Loss Per Share - Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders [Abstract]
Net loss		R$ (247,862)	R$ (114,206)	R$ (77,699)
Weighted average shares outstanding—basic	[1]	23,090,092	17,623,570	15,986,834
Weighted average shares outstanding—diluted	[1]	23,090,092	17,623,570	15,986,834
Net loss per ordinary share—basic		R$ (10.73)	R$ (6.48)	R$ (4.86)
Net loss per ordinary share—diluted		R$ (10.73)	R$ (6.48)	R$ (4.86)

[1]	Share data have been revised to give effect due to the recapitalization of Nvni Group Limited as explained in Note 17. Equity and divestitures.